DEFERRED REVENUE (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 09, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue			$ 383,750	$ 763,750
Less - current portion			(180,000)	(380,000)
Deferred revenue, net of current portion			203,750	383,750
WeedMD RX Inc. (''WMD'') [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue			383,750	563,750
Common shares received in exchange for future consulting services and use of our intellectual property	1,187,500
Warrants received in exchange for future consulting services and use of our intellectual property	3,000,000
Fair value of securities recorded as deferred revenue	$ 893,750
Deferred revenue recognized per month			15,000
Total deferred revenue recognized		$ 150,000	180,000	180,000
Deffered income recognized other income			200,000
Fox Barry Farms Llc [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue				$ 200,000	$ 200,000